Share-Based Compensation (Tables)	12 Months Ended
Dec. 31, 2016
Leju Plan
Share-Based Compensation
Schedule of assumptions used to estimate the fair value of share options granted
2015
Risk-free rate of return	2.14%
Contractual life of option	10 years
Estimated volatility rate	62.82%
Dividend yield	2.56%

Summary of option activity

	Number of Options	Weighted Average Exercise Price	Weighted Average Remaining Contractual Term	Weighted Average Aggregate Intrinsic Value of Options
		$
Outstanding, as of January 1, 2016	8,063,718	5.12	8.50	4,806,104
Granted	—
Exercised	(66,424)	4.60		43,253
Forfeited	(250,911)	5.83

Outstanding, as of December 31, 2016	7,746,383	5.11	7.50	—

Vested and expected to vest as of December 31, 2016	7,660,828	5.09	7.48	—
Exercisable as of December 31, 2016	6,190,050	4.82	7.16	—

Summary of restricted share activity

	Number of Restricted Shares	Weighted Average Grant-date Fair Value
		$
Outstanding, as of January 1, 2016	797,336	8.82
Granted	—
Vested	(506,664)	7.38
Forfeited	(30,668)	11.34

Outstanding, as of December 31, 2016	260,004	11.33

Omnigold Plan
Share-Based Compensation
Schedule of assumptions used to estimate the fair value of share options granted
2015
Risk-free rate of return	3.33%
Contractual life of option	10 years
Estimated volatility rate	63.69%
Dividend yield	0.00%

Summary of option activity

	Number of Options	Exercise Price	Remaining Contractual Term	Aggregate Intrinsic Value of Options
		$
Outstanding, as of January 1, 2016	2,270,000	1.50	9.61
Granted	—			—
Exercised	—
Forfeited	(65,000)	1.50		—

Outstanding, as of December 31, 2016	2,205,000	1.50	8.61	—

Vested and expected to vest as of December 31, 2016	2,056,473	1.50	8.61	—
Exercisable as of December 31, 2016	756,667	1.50	8.61	—

E-House Plan
Share-Based Compensation
Summary of option activity

	Number of Options	Weighted Average Exercise Price	Weighted Average Remaining Contractual Term	Weighted Average Aggregate Intrinsic Value of Options
Outstanding, as of January 1, 2016	8,956,283	4.67	4.80	14,509,178
Exercised	(153,734)	3.95		371,082
Forfeited	(4,000)	5.37		—
Redemption upon delisting	(8,798,549)	4.69		—

Outstanding, as of December 31, 2016	—	—	—	—

Summary of restricted share activity

	Number of Restricted Shares	Weighted Average Grant-date Fair Value
		$
Unvested as of January 1, 2016	1,358,715	8.50
Granted	—
Vested	(46,335)	10.70
Forfeited	—
Redemption upon delisting	(1,312,380)

Unvested as of December 31, 2016	—